Debt (Details) - Line of Credit - Revolving Credit Agreement	12 Months Ended
Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Debt instrument term	5 years
Maximum borrowing capacity	$ 1,000,000,000
Covenant terms, maximum consolidated debt to capitalization ratio	35.00%
Covenant terms, consolidated net worth requirement, percentage of net worth on date of requirement	$ 3,700,000,000
Covenant terms, consolidated net worth requirement, percentage of cash received from subsequent equity issuances	50.00%
Amounts outstanding	$ 0
Commitment fee percentage	0.225%
Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage	0.15%
Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage	0.50%